UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1940

Smith Barney Appreciation Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                            APPRECIATION FUND INC.

            CLASSIC SERIES  |  ANNUAL REPORT  |  DECEMBER 31, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]

      HERSH COHEN
      PORTFOLIO MANAGER

[PHOTO]

  SCOTT K. GLASSER
  PORTFOLIO MANAGER


 [GRAPHIC]
         Classic Series

 Annual Report . December 31, 2003

 SMITH BARNEY
 APPRECIATION FUND INC.

      HERSH COHEN

      Hersh Cohen has more than 34 years of securities business experience.

      Education: BA from Case Western Reserve University; Ph.D. in Psychology from Tufts University

      SCOTT K. GLASSER

      Scott Glasser has more than 11 years of securities business experience and has been working with the Fund since 1995.

      Education: BA from Middlebury College; MBA in Finance from Pennsylvania State University

      FUND OBJECTIVE

      The fund seeks long-term appreciation of shareholders' capital by investing primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies but may also invest in small capitalization companies.

      FUND FACTS

      FUND INCEPTION
      ---------------------
      March 10, 1970

      MANAGER INVESTMENT
      INDUSTRY EXPERIENCE
      ---------------------
      34 Years (Hersh Cohen)
      11 Years (Scott K. Glasser)

What's Inside

Letter from the Chairman..............................................  1
Fund Performance......................................................  4
Historical Performance................................................  5
Schedule of Investments...............................................  6
Statement of Assets and Liabilities................................... 11
Statement of Operations............................................... 12
Statements of Changes in Net Assets................................... 13
Notes to Financial Statements......................................... 14
Financial Highlights.................................................. 20
Independent Auditors' Report.......................................... 22
Additional Information................................................ 23
Tax Information....................................................... 26

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

This year marks Hersh Cohen's 25th anniversary at the helm of the Smith Barney Appreciation Fund Inc. And while the stock market has indeed fluctuated over the last quarter century, sometimes violently so, Hersh's steady hand has steered the fund to a long-term record of distinction. As Morningstar said last year, "Conservative investors will appreciate this long-term winner."/i/

There are not many mutual fund managers who can boast this longevity. In fact, the average tenure of large-cap fund managers is about five years, according to Morningstar. I have worked alongside Hersh for some 15 years and I have always marveled at his steadfast investment principles and consistent investment approach. As he put it recently, "I came to Wall Street in 1969 with a philosophy that I wanted to own great companies bought at a fair price. Over the course of my career, there has been nothing to deter me from that philosophy." I can think of no better or more succinct summary of the philosophy of the Appreciation Fund.

Under Hersh's leadership, the fund has garnered many honors over the years, including being named eight times to the Forbes Honor Roll. Just last year, the fund was named to the "Money 100" list in 2003 by Money magazine./ii/ But I suspect that Hersh's proudest achievement is that he has always done what is right for clients, striving to make money for them in good markets and protect their assets in down markets. I'm sure he's looking forward to another 25 years at the helm with his younger co-manager Scott Glasser.


                             PERFORMANCE SNAPSHOT
                            AS OF DECEMBER 31, 2003
                           (excluding sales charges)

                                             6 Months 12 Months
Class A Shares                                13.39%   24.70%
S&P 500 Index                                 15.14%   28.67%
Lipper Large-Cap Core Funds Category Average  13.73%   25.59%

  All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 12.93%, Class L shares returned 12.92% and Class Y shares returned 13.60% over the six months ended December 31, 2003. Excluding sales charges, Class B shares returned 23.65%, Class L shares returned 23.63% and Class Y shares returned 25.11% over the 12 months ended December 31, 2003.

  All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2003, calculated among the 1,062 funds for the six-month period and among the 1,034 funds for the 12-month period, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


          1 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

Performance Update
Despite positive performance, Class A shares of the Smith Barney Appreciation Fund Inc. underperformed both the fund's benchmark, the unmanaged S&P 500 Index ("S&P 500")/iii/, and the fund's Lipper large-cap core funds category average during the year ended December 31, 2003. Over this period, Class A shares returned 24.70%, whereas the S&P 500 returned 28.67% and the fund's Lipper category average was 25.59%./1/

Market Overview
At the start of the fund's fiscal year in January 2003, the domestic economy and stock market were dominated by uncertainty stemming from growing geopolitical tensions, especially the run-up to the war in Iraq. By March of 2003, business and economic fundamentals began to show signs that the bear market for stocks that had dominated the previous three years was finally nearing an end. As the year progressed, new federal tax legislation provided a significant near-term tax cut for consumers, businesses and investors while key interest rates continued to hover near record lows. These factors, among others, contributed to a broad stock market rally that produced significant gains for many sectors of the economy.

Portfolio Update
The largest single contributor to the fund's positive performance for the period, on an absolute basis, was the fund's financial sector holding in Berkshire Hathaway Inc., the operating company of famed investor Warren Buffett. While the fund's largest positive contributors to performance spanned several sectors, a number of the stocks that performed best in the second half of 2003 benefited from their leverage to the ongoing economic rebound. One such holding, 3M Co., a diversified producer of industrial and health care products and one of the fund's largest holdings, continued to post strong results as innovative new products, a strong presence in many Asian markets, and leverage to the improving U.S. economy, combined to drive strong volume gains. Leading semiconductor producer Intel Corp. was another top contributor to fund performance.

The primary reason that the fund lagged its benchmark was its underweight position in the technology sector. Detractors from fund performance for the period were led by holdings of Standard & Poor's Depositary Receipts ("SPDRs"), exchange-traded securities designed to track the fluctuations of the S&P 500. Other major detractors from fund performance during the period include shares of SBC Communications Inc., a provider of local, long-distance and Internet access telecommunications services, and shares of Lockheed Martin Corp., a leading defense contractor and producer of the Joint Strike Fighter.

Special Shareholder Notice
It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Director Emeritus, and James J. Crisona, Director Emeritus, of the fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, 2003, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the fund's shareholders through their outstanding contributions as long-term members of the Board.

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended December 31, 2003, calculated among the 1,034 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

          2 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 13, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: Berkshire Hathaway Inc., Class A Shares (6.85%); Microsoft Corp. (3.12%); Pfizer Inc. (2.67%); General Electric Co. (2.52%); The St. Paul Cos., Inc. (2.25%); EnCana Corp. (2.13%); 3M Co. (2.09%); Exxon Mobil Corp. (1.94%); Time Warner Inc. (1.70%); American International Group, Inc. (1.63%). Please refer to pages 6 through 10 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISK: The fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The fund may invest in derivatives, such as options and futures, which can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.

/i/   Source: Morningstar June 6, 2003.

/ii/ Money is an independent publication. In creating the "Money 100" list, Money began with an entire universe of approximately 6,000 funds. They then divided the fund universe into five basic types: "core" large-cap U.S. equity funds; "secondary" mid-cap and small-cap funds; specialty offerings, such as sector funds; international funds; and bonds. Smith Barney Appreciation Fund was one of the approximately 1,000 funds to be categorized as "core" funds. The core equity fund universe was then divided into conservative, moderate and aggressive camps using standard deviation (standard deviation measures how much the fund's returns have fluctuated over time) as a rough guide. Money also considered such risk factors as how many stocks the fund tends to own. Once all the funds were categorized, their performance was tested against one another. For conservative funds, capital preservation was rewarded first, giving top scores to funds that outperformed their peers in down markets like 2001 and 2002. For moderate and aggressive funds, on the other hand, Money assumed negative performance during bear markets, so greater weight was given to three- and five-year performance in these groups. These quantitative tests were not the only tests employed. Manager expertise, expense ratios and issues such as a fund's company's record of responsible financial stewardship were considered. Fund companies with a history of closing funds before assets become unwieldy also won extra points, as did those that communicate better with shareholders. Finally managers who have been around for a few market cycles were preferred, as well as those with big ownership in their funds. In all, there were 35 core fund picks -- nine conservative, 14 moderate and 12 aggressive -- which in the opinion of Money should appear on the Money 100 list.
/iii/ The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

          3 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)

                               Without Sales Charges/(1)/
                             ------------------------------
                             Class A Class B Class L Class Y
------------------------------------------------------------
Twelve Months Ended 12/31/03  24.70%  23.65%  23.63%  25.11%
------------------------------------------------------------
Five Years Ended 12/31/03      2.99    2.14    2.16    3.33
------------------------------------------------------------
Ten Years Ended 12/31/03      10.42    9.54    9.57     N/A
------------------------------------------------------------
Inception* through 12/31/03   11.32    9.53    9.14    9.98
------------------------------------------------------------
                                 With Sales Charges/(2)/
                             ------------------------------
                             Class A Class B Class L Class Y
------------------------------------------------------------
Twelve Months Ended 12/31/03  18.42%  18.65%  21.41%  25.11%
------------------------------------------------------------
Five Years Ended 12/31/03      1.93    1.98    1.96    3.33
------------------------------------------------------------
Ten Years Ended 12/31/03       9.86    9.54    9.46     N/A
------------------------------------------------------------
Inception* through 12/31/03   11.15    9.53    9.04    9.98
------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                         Without Sales Charges/(1)/
-------------------------------------------------------------------
Class A (12/31/93 through 12/31/03)               169.56%
-----------------------------------------------------------------
Class B (12/31/93 through 12/31/03)               148.84
-----------------------------------------------------------------
Class L (12/31/93 through 12/31/03)               149.42
-----------------------------------------------------------------
Class Y (Inception* through 12/31/03)             112.36
-----------------------------------------------------------------

 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 * The inception dates for Class A, B, L and Y shares are March 10, 1970, November 6, 1992, February 4, 1993 and January 30, 1996, respectively.


          4 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)



Value of $10,000 Invested in Class A Shares of the
Smith Barney Appreciation Fund Inc. vs. the S&P 500 Index+
--------------------------------------------------------------------------------
                        December 1993 -- December 2003

                      [CHART]

            Smith Barney
        Appreciation Fund Inc.
         - Class A Shares        S & P 500 Index
        ----------------------  -----------------
 12/93        $ 9,500              $10,000
 12/94          9,426               10,132
 12/95         12,184               13,934
 12/96         14,530               17,132
 12/97         18,350               22,847
 12/98         22,102               29,413
 12/99         25,434               35,600
 12/00         25,620               32,359
 12/01         24,740               28,516
 12/02         21,616               22,215
 12/03         25,607               28,584


+ Hypothetical illustration of $10,000 invested in Class A shares on December
  31, 1993, assuming deduction of the maximum 5.00% sales charge and reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2003. The S&P 500 Index is composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Figures for the Index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

          5 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2003



 SHARES              SECURITY                VALUE
-------------------------------------------------------
COMMON STOCK -- 92.4%
Aerospace & Defense -- 1.3%
  300,000 The Boeing Co.                 $   12,642,000
  500,000 Lockheed Martin Corp.              25,700,000
1,000,000 Raytheon Co.                       30,040,000
-------------------------------------------------------
                                             68,382,000
-------------------------------------------------------
Banks -- 5.2%
1,200,000 Bank One Corp.                     54,708,000
  500,000 Comerica Inc.                      28,030,000
  700,000 Fifth Third Bancorp                41,370,000
  300,000 M&T Bank Corp.                     29,490,000
1,000,000 U.S. Bancorp                       29,780,000
  800,000 Washington Mutual, Inc.            32,096,000
1,000,000 Wells Fargo & Co.                  58,890,000
-------------------------------------------------------
                                            274,364,000
-------------------------------------------------------
Beverages -- 2.1%
  600,000 The Coca-Cola Co.                  30,450,000
1,700,000 PepsiCo, Inc.                      79,254,000
-------------------------------------------------------
                                            109,704,000
-------------------------------------------------------
Biotechnology -- 1.7%
  700,000 Amgen Inc.+                        43,260,000
  100,000 AtheroGenics, Inc.+                 1,495,000
1,175,000 Biogen Idec Inc.+                  43,216,500
  100,000 Encysive Pharmaceuticals Inc.+        895,000
  200,000 Vicuron Pharmaceuticals, Inc.+      3,730,000
-------------------------------------------------------
                                             92,596,500
-------------------------------------------------------
Building Products -- 0.7%
1,300,000 Masco Corp.                        35,633,000
-------------------------------------------------------
Chemicals -- 3.4%
1,100,000 The Dow Chemical Co.               45,727,000
1,500,000 E.I. du Pont de Nemours & Co.      68,835,000
1,000,000 PPG Industries, Inc.               64,020,000
-------------------------------------------------------
                                            178,582,000
-------------------------------------------------------
Commercial Services & Supplies -- 2.2%
  600,000 Automatic Data Processing Inc.     23,766,000
  300,000 Avery Dennison Corp.               16,806,000
  300,000 First Data Corp.                   12,327,000
  300,000 Hudson Highland Group, Inc.+        7,155,000
2,000,000 Waste Management, Inc.             59,200,000
-------------------------------------------------------
                                            119,254,000
-------------------------------------------------------
Commingled Fund -- 0.9%
5,000,000 iShares MSCI Japan Index Fund      48,200,000
-------------------------------------------------------

                      See Notes to Financial Statements.

          6 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2003



 SHARES                 SECURITY                    VALUE
-------------------------------------------------------------------
Communications Equipment -- 1.5%
1,300,000 Cisco Systems, Inc.+                  $   31,577,000
6,000,000 Lucent Technologies Inc.+                 17,040,000
2,000,000 Motorola, Inc.                            28,140,000
  500,000 MRV Communications, Inc.+                  1,880,000
--------------------------------------------------------------
                                                    78,637,000
--------------------------------------------------------------
Computers & Peripherals -- 1.4%
  700,000 International Business Machines Corp.     64,876,000
  800,000 Maxtor Corp.+                              8,880,000
--------------------------------------------------------------
                                                    73,756,000
--------------------------------------------------------------
Diversified Telecommunication Services -- 1.0%
1,000,000 SBC Communications Inc.                   26,070,000
  800,000 Verizon Communications Inc.               28,064,000
--------------------------------------------------------------
                                                    54,134,000
--------------------------------------------------------------
Electric Utilities -- 1.4%
1,000,000 Cinergy Corp.                             38,810,000
  400,000 Public Service Enterprise Group Inc.      17,520,000
  500,000 The Southern Co.                          15,125,000
--------------------------------------------------------------
                                                    71,455,000
--------------------------------------------------------------
Electrical Equipment -- 1.1%
1,500,000 American Power Conversion Corp.+          36,675,000
  750,000 Molex Inc., Class A Shares                22,020,000
--------------------------------------------------------------
                                                    58,695,000
--------------------------------------------------------------
Electronic Equipment & Instruments -- 1.4%
  800,000 AVX Corp.                                 13,296,000
  640,000 Mettler-Toledo International Inc.+        27,014,400
3,000,000 Solectron Corp.+                          17,730,000
  800,000 Vishay Intertechnology, Inc.+             18,320,000
--------------------------------------------------------------
                                                    76,360,400
--------------------------------------------------------------
Energy Equipment & Services -- 1.3%
  600,000 GlobalSantaFe Corp.                       14,898,000
1,000,000 Schlumberger Ltd.                         54,720,000
--------------------------------------------------------------
                                                    69,618,000
--------------------------------------------------------------
Food & Drug Retailing -- 0.8%
1,200,000 Walgreen Co.                              43,656,000
--------------------------------------------------------------
Food Products -- 3.4%
  750,000 General Mills, Inc.                       33,975,000
1,100,000 H.J. Heinz Co.                            40,073,000
  450,000 Hershey Foods Corp.                       34,645,500
  800,000 Kraft Foods, Inc.                         25,776,000
  800,000 Wm. Wrigley Jr. Co.                       44,968,000
--------------------------------------------------------------
                                                   179,437,500
--------------------------------------------------------------
Gas Utilities -- 0.6%
  800,000 KeySpan Corp.                             29,440,000
--------------------------------------------------------------

                      See Notes to Financial Statements.

          7 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2003



 SHARES                      SECURITY                        VALUE
-----------------------------------------------------------------------
Healthcare Equipment & Supplies -- 0.5%
  200,000 Advanced Medical Optics, Inc.+                 $    3,930,000
  300,000 C.R. Bard, Inc.                                    24,375,000
-----------------------------------------------------------------------
                                                             28,305,000
-----------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.6%
1,208,700 Fairmont Hotels & Resorts Inc.                     32,804,118
-----------------------------------------------------------------------
Household Products -- 2.3%
  900,000 Kimberly-Clark Corp.                               53,181,000
  700,000 The Procter & Gamble Co.                           69,916,000
-----------------------------------------------------------------------
                                                            123,097,000
-----------------------------------------------------------------------
Industrial Conglomerates -- 6.1%
1,300,000 3M Co.                                            110,539,000
4,300,000 General Electric Co.                              133,214,000
  316,700 Honeywell International Inc.                       10,587,281
1,100,000 Tyco International Ltd.                            29,150,000
  400,000 United Technologies Corp.                          37,908,000
-----------------------------------------------------------------------
                                                            321,398,281
-----------------------------------------------------------------------
Insurance -- 11.9%
1,300,000 American International Group, Inc.                 86,164,000
    4,300 Berkshire Hathaway Inc., Class A Shares+          362,275,000
   63,700 China Life Insurance Co., Ltd., Sponsored ADR+      2,100,189
  400,000 The Chubb Corp.                                    27,240,000
1,200,000 Old Republic International Corp.                   30,432,000
3,000,000 The St. Paul Cos., Inc.                           118,950,000
-----------------------------------------------------------------------
                                                            627,161,189
-----------------------------------------------------------------------
Internet & Catalog Retail -- 0.7%
1,150,000 InterActiveCorp+                                   39,019,500
-----------------------------------------------------------------------
Machinery -- 0.5%
  400,000 Deere & Co.                                        26,020,000
-----------------------------------------------------------------------
Media -- 10.3%
2,300,000 Comcast Corp., Special Class A Shares+             71,944,000
  800,000 Gannett Co., Inc.                                  71,328,000
  500,000 The Interpublic Group Cos., Inc.                    7,800,000
3,000,000 Liberty Media Corp., Class A Shares+               35,670,000
  800,000 Meredith Corp.                                     39,048,000
1,250,000 SBS Broadcasting SA+                               40,750,000
1,200,000 Shaw Communications Inc., Class B Shares           18,624,000
5,000,000 Time Warner Inc.+                                  89,950,000
  700,000 Tribune Co.                                        36,120,000
1,200,000 Viacom Inc., Class B Shares                        53,256,000
3,500,000 The Walt Disney Co.                                81,655,000
-----------------------------------------------------------------------
                                                            546,145,000
-----------------------------------------------------------------------
Metals & Mining -- 2.0%
  700,000 Alcoa Inc.                                         26,600,000
  300,000 Freeport-McMoRan Copper & Gold, Inc.               12,639,000
  164,800 International Steel Group, Inc.+                    6,418,960
  400,000 Newmont Mining Corp.                               19,444,000

                      See Notes to Financial Statements.

          8 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2003



 SHARES                SECURITY                   VALUE
------------------------------------------------------------
Metals & Mining -- 2.0% (continued)
  219,300 Nucor Corp.                         $   12,280,800
  250,000 Rio Tinto plc, Sponsored ADR            27,827,500
------------------------------------------------------------
                                                 105,210,260
------------------------------------------------------------
Multi-Line Retail -- 2.6%
1,500,000 Costco Wholesale Corp.+                 55,770,000
1,500,000 Wal-Mart Stores, Inc.                   79,575,000
------------------------------------------------------------
                                                 135,345,000
------------------------------------------------------------
Oil & Gas -- 5.7%
1,300,000 BP plc, Sponsored ADR                   64,155,000
  300,000 Canadian Natural Resources Ltd.         15,132,000
2,850,000 EnCana Corp.                           112,404,000
2,500,000 Exxon Mobil Corp.                      102,500,000
  400,000 Suncor Energy, Inc.                     10,024,000
------------------------------------------------------------
                                                 304,215,000
------------------------------------------------------------
Paper & Forest Products -- 1.0%
  300,000 International Paper Co.                 12,933,000
  600,000 Weyerhaeuser Co.                        38,400,000
------------------------------------------------------------
                                                  51,333,000
------------------------------------------------------------
Personal Products -- 1.6%
2,300,000 The Gillette Co.                        84,479,000
------------------------------------------------------------
Pharmaceuticals -- 5.8%
  250,000 AstraZeneca plc, Sponsored ADR          12,095,000
  400,000 Eli Lilly & Co.                         28,132,000
1,600,000 Johnson & Johnson                       82,656,000
  950,000 Merck & Co. Inc.                        43,890,000
4,000,000 Pfizer Inc.                            141,320,000
------------------------------------------------------------
                                                 308,093,000
------------------------------------------------------------
Real Estate -- 2.1%
1,300,000 Forest City Enterprises, Inc.           61,763,000
1,100,000 The St. Joe Co.                         41,019,000
  200,000 Tejon Ranch Co.+                         8,202,000
------------------------------------------------------------
                                                 110,984,000
------------------------------------------------------------
Road & Rail -- 1.7%
1,150,000 Burlington Northern Santa Fe Corp.      37,202,500
  400,000 CP Railway Ltd.                         11,260,000
1,231,033 Florida East Coast Industries, Inc.     40,747,192
------------------------------------------------------------
                                                  89,209,692
------------------------------------------------------------
Semiconductor Equipment & Products -- 1.9%
6,000,000 Agere Systems Inc., Class A Shares+     18,300,000
1,500,000 Cirrus Logic, Inc.+                     11,505,000
1,700,000 Intel Corp.                             54,740,000
  600,000 Texas Instruments Inc.                  17,628,000
------------------------------------------------------------
                                                 102,173,000
------------------------------------------------------------

                      See Notes to Financial Statements.

          9 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2003


   SHARES                                         SECURITY                                          VALUE
--------------------------------------------------------------------------------------------------------------
Software -- 3.7%
   6,000,000 Microsoft Corp.                                                                    $  165,240,000
     700,000 ScanSoft, Inc.+                                                                         3,724,000
   1,200,000 Sybase, Inc.+                                                                          24,696,000
--------------------------------------------------------------------------------------------------------------
                                                                                                   193,660,000
--------------------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost -- $3,589,627,518)                                                            4,890,556,440
--------------------------------------------------------------------------------------------------------------

    FACE
   AMOUNT                                         SECURITY                                          VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.6%
$401,846,000 Morgan Stanley, 0.820% due 1/2/03; Proceeds at maturity -- $401,864,306;
               (Fully collateralized by U.S. Treasury Inflation Indexed Notes, 3.500% to 3.875%
               due 1/15/08 to 1/15/11; Market value -- $409,883,347) (Cost -- $401,846,000)        401,846,000
--------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $3,991,473,518*)                                                          $5,292,402,440
--------------------------------------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is $3,996,379,393.

  Abbreviaiton used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

          10 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 2003


ASSETS:
  Investments, at value (Cost -- $3,991,473,518)             $5,292,402,440
  Cash                                                                  592
  Receivable for Fund shares sold                                11,343,888
  Dividends and interest receivable                               7,115,779
  Receivable for securities sold                                  4,527,403
---------------------------------------------------------------------------
  Total Assets                                                5,315,390,102
---------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                               18,563,420
  Payable for Fund shares reacquired                              2,439,179
  Investment advisory fee payable                                 1,806,735
  Distribution plan fees payable                                    845,311
  Administration fee payable                                        664,318
  Accrued expenses                                                1,607,569
---------------------------------------------------------------------------
  Total Liabilities                                              25,926,532
---------------------------------------------------------------------------
Total Net Assets                                             $5,289,463,570
---------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $      385,727
  Capital paid in excess of par value                         4,008,952,286
  Undistributed net investment income                             2,101,767
  Accumulated net realized loss on investment transactions
   and futures contracts                                        (22,908,641)
  Net unrealized appreciation of investments and foreign
   currencies                                                 1,300,932,431
---------------------------------------------------------------------------
Total Net Assets                                             $5,289,463,570
---------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                       232,751,416
----------------------------------------------------------------------------
  Class B                                                        79,375,186
----------------------------------------------------------------------------
  Class L                                                        39,160,295
----------------------------------------------------------------------------
  Class Y                                                        34,439,673
----------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                     $13.79
----------------------------------------------------------------------------
  Class B *                                                          $13.54
----------------------------------------------------------------------------
  Class L  *                                                         $13.55
----------------------------------------------------------------------------
  Class Y (and redemption price)                                     $13.76
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                        $14.52
----------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                        $13.69
---------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

          11 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED DECEMBER 31, 2003


INVESTMENT INCOME:
  Dividends                                                   $   63,870,171
  Interest                                                         4,355,383
  Less: Foreign withholding tax                                     (486,252)
---------------------------------------------------------------------------
  Total Investment Income                                         67,739,302
---------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 7)                                 20,333,663
  Investment advisory fee (Note 2)                                18,911,513
  Administration fee (Note 2)                                      6,948,436
  Shareholder servicing fees (Note 7)                              5,697,091
  Custody                                                            187,853
  Shareholder communications (Note 7)                                177,096
  Registration fees                                                  149,526
  Audit and legal fees                                                82,800
  Directors' fees                                                     57,214
  Other                                                               73,246
---------------------------------------------------------------------------
  Total Expenses                                                  52,618,438
---------------------------------------------------------------------------
Net Investment Income                                             15,120,864
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCIES (NOTES 3 AND 5):
  Realized Gain (Loss) From:
   Investment transactions                                        81,934,114
   Futures contracts                                              (4,856,196)
   Foreign currency transactions                                      (2,269)
---------------------------------------------------------------------------
  Net Realized Gain                                               77,075,649
---------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
   Investments                                                   918,999,369
   Foreign currencies                                                  8,361
---------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                        919,007,730
---------------------------------------------------------------------------
Net Gain on Investments, Futures Contracts and Foreign
  Currencies                                                     996,083,379
---------------------------------------------------------------------------
Increase in Assets From Operations                            $1,011,204,243
---------------------------------------------------------------------------

                      See Notes to Financial Statements.

          12 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS            FOR THE YEARS ENDED DECEMBER 31,



                                                        2003            2002
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $   15,120,864  $   12,443,816
  Net realized gain (loss)                             77,075,649     (83,390,774)
  Increase (decrease) in net unrealized
   appreciation                                       919,007,730    (784,394,229)
----------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                       1,011,204,243    (855,341,187)
----------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM (NOTE 8):
  Net investment income                               (25,412,632)     (1,600,870)
  Net realized gains                                           --     (78,435,627)
----------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                       (25,412,632)    (80,036,497)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sales of shares                 1,176,362,357     740,110,388
  Net asset value of shares issued for
   reinvestment of dividends                           23,023,182      74,953,797
  Cost of shares reacquired                          (936,585,023)   (787,285,503)
----------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share
   Transactions                                       262,800,516      27,778,682
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                   1,248,592,127    (907,599,002)
NET ASSETS:
  Beginning of year                                 4,040,871,443   4,948,470,445
----------------------------------------------------------------------------------
  End of year*                                     $5,289,463,570  $4,040,871,443
----------------------------------------------------------------------------------
* Includes undistributed net investment income of:     $2,101,767     $12,395,804
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

          13 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Smith Barney Appreciation Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; ( f ) interest income is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) gains or losses on the sale of securities are calculated by using the specific identification method; (i) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (j) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian; (k) the character of income and gains distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (l) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser of the Fund. The Fund pays SBFM an investment advisory fee calculated at the annual rate of 0.55% on the Fund's average daily net assets up to $250 million; 0.513% on the next $250 million; 0.476% on the next $500 million; 0.439% on the next $1 billion; 0.402% on the next $1 billion; and 0.365% on the Fund's average daily net assets in excess of $3 billion. This fee is calculated daily and paid monthly.

SBFM also serves as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% on the Fund's average daily net assets up to $250 million; 0.187% on the next $250 million; 0.174% on the next $500 million; 0.161% on the next $1 billion; 0.148% on the next $1 billion and 0.135% on the the Fund's average daily net assets in excess of $3 billion. This fee is calculated daily and paid monthly.

          14 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended December 31, 2003, the Fund paid transfer agent fees of $3,586,426 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended December 31, 2003, CGM and its affiliates received sales charges of approximately $6,602,000 and $1,286,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended December 31, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                    Class A  Class B   Class L
--------------------------------------------------------------
CDSCs                               $6,000  $1,451,000 $65,000
--------------------------------------------------------------

For the year ended December 31, 2003, CGM and its affiliates received brokerage commissions of $242,331.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

--------------------------------------------------
Purchases                           $1,967,682,214
--------------------------------------------------
Sales                                1,722,379,329
--------------------------------------------------

At December 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

--------------------------------------------------
Gross unrealized appreciation       $1,311,938,512
Gross unrealized depreciation          (15,915,465)
--------------------------------------------------
Net unrealized appreciation         $1,296,023,047
--------------------------------------------------

          15 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At December 31, 2003, the Fund did not hold any futures contracts.

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

Income earned by the Fund from securities lending for the year ended December 31, 2003 was $130,918.

At December 31, 2003, the Fund did not have any securities on loan.

          16 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each class, respectively. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended December 31, 2003, total Rule 12b-1 Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                     Class A    Class B    Class L
--------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees   $6,831,064 $9,460,509 $4,042,090
-------------------------------------------------------------------

For the year ended December 31, 2003, total Shareholder Servicing fees were as follows:

                                     Class A    Class B   Class L  Class Y Class Z
----------------------------------------------------------------------------------
Shareholder Servicing Fees          $3,275,318 $1,598,289 $822,411 $1,040    $33
---------------------------------------------------------------------------------

For the year ended December 31, 2003, total Shareholder Communication expenses were as follows:

                                    Class A Class B Class L Class Y Class Z
---------------------------------------------------------------------------
Shareholder Communication Expenses  $88,468 $65,728 $21,100  $150   $1,650
--------------------------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                        Year Ended        Year Ended
                     December 31, 2003 December 31, 2002
--------------------------------------------------------
Class A
Net investment
 income                 $19,269,683       $ 1,316,593
Net realized gains               --        48,907,997
-------------------------------------------------------
Total                   $19,269,683       $50,224,590
-------------------------------------------------------
Class B
Net realized gains               --       $17,023,453
-------------------------------------------------------
Total                            --       $17,023,453
-------------------------------------------------------
Class L
Net investment
 income                          --       $     8,843
Net realized gains               --         5,209,103
-------------------------------------------------------
Total                            --       $ 5,217,946
-------------------------------------------------------
Class Y
Net investment
 income                 $ 6,142,949       $    53,585
Net realized gains               --         1,418,794
-------------------------------------------------------
Total                   $ 6,142,949       $ 1,472,379
-------------------------------------------------------
Class Z
Net investment
 income                          --       $   221,849
Net realized gains               --         5,876,280
-------------------------------------------------------
Total                            --       $ 6,098,129
-------------------------------------------------------

*As of April 21, 2003, Class Z shares were fully exchanged into Class Y shares.

          17 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

9. Capital Shares

At December 31, 2003, the Fund had one billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights except that each class bears expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                             Year Ended                  Year Ended
                          December 31, 2003           December 31, 2002
                     --------------------------  --------------------------
                        Shares        Amount        Shares        Amount
----------------------------------------------------------------------------
Class A
Shares sold           35,326,517  $ 433,034,096   23,322,712  $ 288,859,068
Shares issued on
 reinvestment          1,384,598     18,071,724    4,425,878     47,578,185
Shares reacquired    (26,353,600)  (317,863,939) (34,691,639)  (420,120,972)
---------------------------------------------------------------------------
Net Increase
 (Decrease)           10,357,515  $ 133,241,881   (6,943,049) $ (83,683,719)
---------------------------------------------------------------------------
Class B
Shares sold           18,265,663  $ 216,093,603   18,924,345  $ 229,607,053
Shares issued on
 reinvestment                 --             --    1,536,921     16,306,724
Shares reacquired    (18,386,441)  (217,188,666) (20,591,363)  (248,581,737)
---------------------------------------------------------------------------
Net Decrease            (120,778) $  (1,095,063)    (130,097) $  (2,667,960)
---------------------------------------------------------------------------
Class L
Shares sold           15,867,917  $ 189,244,812   13,584,475  $ 163,337,685
Shares issued on
 reinvestment                 --             --      468,056      4,970,758
Shares reacquired     (5,716,208)   (66,867,882)  (4,658,899)   (54,604,420)
---------------------------------------------------------------------------
Net Increase          10,151,709  $ 122,376,930    9,393,632  $ 113,704,023
---------------------------------------------------------------------------
Class Y
Shares sold           28,255,831  $ 326,434,172    1,554,484  $  18,265,106
Shares issued on
 reinvestment            379,634      4,951,458           --             --
Shares reacquired     (1,811,607)   (22,659,694)    (292,227)    (3,482,676)
---------------------------------------------------------------------------
Net Increase          26,823,858  $ 308,725,936    1,262,257  $  14,782,430
---------------------------------------------------------------------------
Class Z*
Shares sold            1,047,437  $  11,555,674    3,219,131  $  40,041,476
Shares issued on
 reinvestment                 --             --      566,741      6,098,130
Shares reacquired    (27,146,580)  (312,004,842)  (5,041,538)   (60,495,698)
---------------------------------------------------------------------------
Net Decrease         (26,099,143) $(300,449,168)  (1,255,666) $ (14,356,092)
---------------------------------------------------------------------------

*As of April 21, 2003, Class Z shares were fully exchanged into Class Y shares.

10.Capital Loss Carryforward

At December 31, 2003, the Fund had, for Federal income tax purposes, approximately $18,003,000 of unused capital loss carryforwards available to offset future capital gains, expiring on December 31, 2010. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

          18 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

11.Income Tax Information and Distributions to Shareholders

The tax basis components of distributable earnings at December 31 were:

                                         2003           2002
-----------------------------------------------------------------
Undistributed ordinary income       $    2,110,417  $ 12,406,599
----------------------------------------------------------------
Accumulated capital losses             (18,002,765)  (67,380,606)
----------------------------------------------------------------
Unrealized appreciation              1,296,026,556   358,263,845
----------------------------------------------------------------

At December 31, 2003 and 2002, the difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31 was:

                                       2003        2002
-----------------------------------------------------------
Ordinary income                     $25,412,632 $ 1,600,870
Capital                                      --  78,435,627
----------------------------------------------------------
Total                               $25,412,632 $80,036,497
----------------------------------------------------------

12.Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

13.Subsequent Event

Effective February 2, 2004, the 1.00% initial sales charge on Class L shares will no longer be imposed.

          19 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                              2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)/  1999/(1)/
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $11.13      $13.69     $14.55     $15.73     $15.31
-------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                       0.07        0.06       0.10       0.16       0.15
 Net realized and unrealized gain (loss)     2.67       (2.39)     (0.59)     (0.04)      2.08
-------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          2.74       (2.33)     (0.49)      0.12       2.23
-------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.08)      (0.01)     (0.08)     (0.15)     (0.14)
 Net realized gains                            --       (0.22)     (0.29)     (1.15)     (1.67)
-------------------------------------------------------------------------------------------------
Total Distributions                         (0.08)      (0.23)     (0.37)     (1.30)     (1.81)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $13.79      $11.13     $13.69     $14.55     $15.73
-------------------------------------------------------------------------------------------------
Total Return                                24.70%     (17.00)%    (3.44)%     0.73%     15.08%
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)         $3,210      $2,476     $3,140     $3,212     $3,326
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    0.96%       0.95%      0.92%      0.90%      0.92%
 Net investment income                       0.55        0.48       0.68       1.02       0.96
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        42%         74%        62%        61%        71%
-------------------------------------------------------------------------------------------------

Class B Shares                              2003/(1)/ 2002/(1)/    2001/(1)/    2000/(1)/    1999/(1)/
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $10.95      $13.58      $14.47       $15.66       $15.26
------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)               (0.03)      (0.05)      (0.02)        0.03         0.03
 Net realized and unrealized gain (loss)     2.62       (2.36)      (0.58)       (0.04)        2.06
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          2.59       (2.41)      (0.60)       (0.01)        2.09
------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --          --          --        (0.03)       (0.02)
 Net realized gains                            --       (0.22)      (0.29)       (1.15)       (1.67)
------------------------------------------------------------------------------------------------------
Total Distributions                            --       (0.22)      (0.29)       (1.18)       (1.69)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $13.54      $10.95      $13.58       $14.47       $15.66
------------------------------------------------------------------------------------------------------
Total Return                                23.65%     (17.70)%     (4.20)%      (0.12)%      14.19%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)         $1,075        $871      $1,081       $1,305       $1,755
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.76%       1.82%       1.76%        1.69%        1.70%
 Net investment income (loss)               (0.26)      (0.38)      (0.17)        0.23         0.17
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        42%         74%         62%          61%          71%
------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

          20 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class L Shares                           2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $10.96   $ 13.58    $14.47    $15.65    $15.26
----------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)              (0.03)    (0.04)    (0.02)     0.03      0.03
 Net realized and unrealized gain (loss)    2.62     (2.36)    (0.58)    (0.03)     2.05
----------------------------------------------------------------------------------------
Total Income (Loss) From Operations         2.59     (2.40)    (0.60)       --      2.08
----------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        --     (0.00)*      --     (0.03)    (0.02)
 Net realized gains                           --     (0.22)    (0.29)    (1.15)    (1.67)
----------------------------------------------------------------------------------------
Total Distributions                           --     (0.22)    (0.29)    (1.18)    (1.69)
----------------------------------------------------------------------------------------
Net Asset Value, End of Year              $13.55   $ 10.96    $13.58    $14.47    $15.65
----------------------------------------------------------------------------------------
Total Return                               23.63%   (17.62)%   (4.20)%   (0.07)%   14.12%
----------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $531      $318      $266      $190      $161
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   1.80%     1.75%     1.72%     1.72%     1.71%
 Net investment income (loss)              (0.28)    (0.30)    (0.13)     0.20      0.18
----------------------------------------------------------------------------------------
Portfolio Turnover Rate                       42%       74%       62%       61%       71%
----------------------------------------------------------------------------------------

Class Y Shares                           2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $11.15   $ 13.67    $14.52   $  15.69  $  15.28
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                      0.12      0.10      0.14       0.20      0.21
 Net realized and unrealized gain (loss)    2.67     (2.39)    (0.58)     (0.02)     2.07
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations         2.79     (2.29)    (0.44)      0.18      2.28
-----------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                     (0.18)    (0.01)    (0.12)     (0.20)    (0.20)
 Net realized gains                           --     (0.22)    (0.29)     (1.15)    (1.67)
-----------------------------------------------------------------------------------------
Total Distributions                        (0.18)    (0.23)    (0.41)     (1.35)    (1.87)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year              $13.76   $ 11.15    $13.67   $  14.52  $  15.69
-----------------------------------------------------------------------------------------
Total Return                               25.11%   (16.71)%   (3.07)%     1.07%    15.40%
-----------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $474       $85       $87        $89       $99
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   0.59%     0.59%     0.58%      0.58%     0.57%
 Net investment income                      0.96      0.85      1.02       1.34      1.30
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                       42%       74%       62%        61%       71%
-----------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
  *  Amount represents less than $0.01 per share.

          21 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Directors of the Smith Barney Appreciation Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Appreciation Fund Inc. ("Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP

New York, New York
February 13, 2004

          22 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Directors and Officers
The business and affairs of the Smith Barney Appreciation Fund Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                              Number of
                                               Term of                                      Portfolios in
                                             Office* and                                    Fund Complex       Other Board
                            Position(s) Held  Length of       Principal Occupation(s)        Overseen by     Memberships Held
Name, Address, and Age         with Fund     Time Served        During Past 5 Years           Director         by Director
--------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:

Herbert Barg**                  Director        Since    Retired                                 42                None
1460 Drayton Lane                               1995
Wynnewood, PA 19096
Age 80

Dwight B. Crane                 Director        Since    Professor, Harvard Business School      49                None
Harvard Business School                         1995
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Burt N. Dorsett                 Director        Since    President of Dorsett McCabe             27                None
201 East 62nd Street                            1991     Capital Management Inc.;
New York, NY 10021                                       Chief Investment Officer of Leeb
Age 73                                                   Capital Management, Inc.
                                                         (since 1999)

Elliot S. Jaffe                 Director        Since    Chairman of the Board                   27       The Dress Barn Inc.;
The Dress Barn Inc.                             1991     of The Dress Barn Inc.                           Zweig Total Return
Executive Office                                                                                          Fund; Zweig Fund, Inc.
30 Dunnigan Drive
Suffern, NY 10901
Age 77

Stephen E. Kaufman              Director        Since    Attorney                                55                None
Stephen E. Kaufman PC                           1995
277 Park Avenue, 47th Floor
New York, NY 10172
Age 71

Joseph J. McCann                Director        Since    Retired                                 27                None
200 Oak Park Place                              1995
Suite One
Pittsburgh, PA 15243
Age 74

Cornelius C. Rose, Jr.          Director        Since    Chief Executive Officer --              27                None
P.O. Box 5388                                   1991     Performance Learning Systems
West Lebanon, NH 03784
Age 71

          23 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

                                                                                                  Number of
                                                 Term of                                        Portfolios in
                                               Office* and                                      Fund Complex    Other Board
                             Position(s) Held   Length of        Principal Occupation(s)         Overseen by  Memberships Held
Name, Address, and Age          with Fund      Time Served         During Past 5 Years            Director      by Director
------------------------------------------------------------------------------------------------------------------------------
Interested Director:

R. Jay Gerken, CFA***        Chairman,            Since    Managing Director of Citigroup            221            None
Citigroup Asset Management   President            2002     Global Markets Inc. ("CGM");
("CAM")                      and Chief                     Chairman, President and Chief
399 Park Avenue, 4th Floor   Executive Officer             Executive Officer of Smith Barney
New York, NY 10022                                         Fund Management LLC ("SBFM"),
Age 52                                                     Travelers Investment Adviser, Inc.
                                                           ("TIA") and Citi Fund Management
                                                           Inc. ("CFM"); President and Chief
                                                           Executive Officer of certain mutual
                                                           funds associated with Citigroup
                                                           Inc. ("Citigroup"); Formerly
                                                           Portfolio Manager of Smith Barney
                                                           Allocation Series Inc. (from 1996 to
                                                           2001) and Smith Barney Growth
                                                           and Income Fund (from 1996 to
                                                           2000)

Officers:

Andrew B. Shoup              Senior Vice          Since    Director of CAM; Senior Vice              N/A            N/A
CAM                          President and        2003     President and Chief Administrative
125 Broad Street, 10th Floor Chief                         Officer of mutual funds associated
New York, NY 10004           Administrative                with Citigroup; Treasurer of certain
Age 47                       Officer                       mutual funds associated with
                                                           Citigroup; Head of International
                                                           Funds Administration of CAM
                                                           (from 2001 to 2003); Director of
                                                           Global Funds Administration of
                                                           CAM (from 2000 to 2001); Head
                                                           of U.S. Citibank Funds
                                                           Administration of CAM (from 1998
                                                           to 2000)

Richard L. Peteka            Chief Financial      Since    Director of CGM; Chief Financial          N/A            N/A
CAM                          Officer and          2002     Officer and Treasurer of certain
125 Broad Street, 11th Floor Treasurer                     mutual funds affiliated with
New York, NY 10004                                         Citigroup; Director and Head of
Age 42                                                     Internal Control for CAM U.S.
                                                           Mutual Fund Administration (from
                                                           1999 to 2002); Vice President,
                                                           Head of Mutual Fund
                                                           Administration and Treasurer at
                                                           Oppenheimer Capital (from 1996
                                                           to 1999)

Harry D. Cohen               Vice President       Since    Managing Director of CGM;                 N/A            N/A
CAM                          and Investment       1980     Investment Officer of SBFM
399 Park Avenue              Officer
New York, NY 10022
Age 63

Scott K. Glasser             Vice President       Since    Managing Director of CGM;                 N/A            N/A
CAM                          and Investment       1996     Investment Officer of SBFM
399 Park Avenue              Officer
New York, NY 10022
Age 38

         24 Smith Barney Appreciation Fund Inc.  | 2003 Annual Report

                                                                                                Number of
                                                Term of                                       Portfolios in
                                              Office* and                                     Fund Complex    Other Board
                             Position(s) Held  Length of        Principal Occupation(s)        Overseen by  Memberships Held
Name, Address, and Age          with Fund     Time Served         During Past 5 Years           Director      by Director
----------------------------------------------------------------------------------------------------------------------------
Andrew Beagley               Chief Anti-Money    Since    Director of CGM (since 2000);            N/A            N/A
CAM                          Laundering          2002     Director of Compliance, North
399 Park Avenue, 4th Floor   Compliance                   America, CAM (since 2000); Chief
New York, NY 10022           Officer                      Anti-Money Laundering
Age 40                                                    Compliance Officer and Vice
                                                          President of certain mutual funds
                                                          associated with Citigroup; Director
                                                          of Compliance, Europe, the Middle
                                                          East and Africa, Citigroup Asset
                                                          Management (from 1999 to 2000);
                                                          Compliance Officer, Salomon
                                                          Brothers Asset Management
                                                          Limited, Smith Barney Global
                                                          Capital Management Inc., Salomon
                                                          Brothers Asset Management Asia
                                                          Pacific Limited (from 1997 to
                                                          1999)

Kaprel Ozsolak               Controller          Since    Vice President of CGM; Controller        N/A            N/A
CAM                                              2002     of certain mutual funds associated
125 Broad Street, 11th Floor                              with Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel            Secretary and       Since    Managing Director and General            N/A            N/A
CAM                          Chief Legal         2003     Counsel of Global Mutual Funds
300 First Stamford Place     Officer                      for CAM and its predecessor (since
4th Floor                                                 1994); Secretary of CFM; Secretary
Stamford, CT 06902                                        and Chief Legal Officer of mutual
Age 48                                                    funds associated with Citigroup


--------
 * Each Director and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Barg became Director Emeritus on December 31, 2003.
***Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

          25 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

 TAX INFORMATION (UNAUDITED)

For Federal tax purposes, the Fund hereby designates for the fiscal year ended December 31, 2003:

  . For corporate shareholders, the percentage of ordinary dividends that qualify for the dividends received deduction is 100.00%.

  . For individual shareholders, the maximum amount allowable of qualifying dividends for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003.

          26 Smith Barney Appreciation Fund Inc. | 2003 Annual Report

                     (This page intentionally left blank.)

                                 SMITH BARNEY
                            APPRECIATION FUND INC.




DIRECTORS                     OFFICERS (continued)
Herbert Barg*                 Kaprel Ozsolak
Dwight B. Crane               Controller
Burt N. Dorsett
R. Jay Gerken, CFA            Robert I. Frenkel
  Chairman                    Secretary and
Elliot S. Jaffe               Chief Legal Officer
Stephen E. Kaufman
Joseph J. McCann              INVESTMENT ADVISER
Cornelius C. Rose, Jr.        AND ADMINISTRATOR
                              Smith Barney Fund
OFFICERS                        Management LLC
R. Jay Gerken, CFA
President and Chief           DISTRIBUTORS
Executive Officer             Citigroup Global Markets Inc.
                              PFS Distributors, Inc.
Andrew B. Shoup
Senior Vice President and     CUSTODIAN
Chief Administrative Officer  State Street Bank and
                                Trust Company
Richard L. Peteka
Chief Financial Officer       TRANSFER AGENT
and Treasurer                 Citicorp Trust Bank, fsb.
                              125 Broad Street, 11th Floor
Harry D. Cohen                New York, New York 10004
Vice President and
Investment Officer            SUB-TRANSFER AGENTS
                              PFPC Inc.
Scott K. Glasser              P.O. Box 9699
Vice President and            Providence, Rhode Island
Investment Officer            02940-9699

Andrew Beagley                Primerica Shareholder Services
Chief Anti-Money              P.O. Box 9662
Laundering Compliance Officer Providence, Rhode Island
                              02940-9662

  * Mr. Barg became Director Emeritus on December 31, 2003.

   Smith Barney Appreciation Fund Inc.



 This report is submitted for the general information of the shareholders of Smith Barney Appreciation Fund Inc., but it also may be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after March 31, 2004 this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY APPRECIATION FUND INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc. Member NASD, SIPC

 FD0312 2/04                                                             04-6109

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Dwight B. Crane, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Smith Barney Appreciation Fund Inc. of $36,500 and $33,000 for the years ended 12/31/03 and 12/31/02.

         (b) Audit-Related Fees for Smith Barney Appreciation Fund Inc. of $0 and $0 for the years ended 12/31/03 and 12/31/02.

         (c) Tax Fees for Smith Barney Appreciation Fund Inc. of $3,400 and $3,400 for the years ended 12/31/03 and 12/31/02. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Appreciation Fund Inc.

         (d) There were no all other fees for Smith Barney Appreciation Fund Inc. for the years ended 12/31/03 and 12/31/02.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

              The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

              The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
              (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

              Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

              (2)

         (f)  N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Smith Barney Appreciation Fund Inc.'s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Appreciation Fund Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.
ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Appreciation Fund Inc.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Appreciation Fund Inc.

Date:    March 5, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Appreciation Fund Inc.

Date:    March 5, 2004

By:      /s/ Richard L. Peteka
         Richard L. Peteka
         Chief Financial Officer of
         Smith Barney Appreciation Fund Inc.

Date:    March 5, 2004